REVENUES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Revenues	$ 3,317	$ 1,547
Bill-and-hold arrangements [member]
IfrsStatementLineItems [Line Items]
Revenues	$ 2,199